Risk - Summary of Changes in Liabilities Arising From Financing Activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk
Beginning balance	R$ 0	R$ 10,511	R$ 17,843
Cash flows	91,752	(85,000)	(75,053)
Other	12,577	74,489	67,721
Ending balance	124,418	0	10,511
Change in accounting practice
Risk
Beginning balance	20,089
Ending balance		20,089
Loans and financing
Risk
Beginning balance	0
Cash flows	97,011
Other	1,550
Ending balance	98,561	0
Loans and financing | Change in accounting practice
Risk
Beginning balance	0
Ending balance		0
Dividends payable
Risk
Beginning balance	0	10,511	17,843
Cash flows		(85,000)	(75,053)
Other		74,489	67,721
Ending balance		0	R$ 10,511
Leases
Risk
Beginning balance	0
Cash flows	(5,259)
Other	11,027
Ending balance	25,857	0
Leases | Change in accounting practice
Risk
Beginning balance	R$ 20,089
Ending balance		R$ 20,089